Income Taxes - Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at start of year	$ 217,584	$ 202,065	$ 19,078
Increase related to acquired tax positions	0	0	170,047
Increase related to prior year tax positions	1,161	16,098	204
Decrease related to prior year tax positions	(918)	(5,442)	(1,695)
Increase related to current year tax positions	4,552	5,701	18,613
Settlements	0	0	(844)
Lapse of statute of limitations	(62,363)	(838)	(3,338)
Unrecognized tax benefits at end of year	$ 160,016	$ 217,584	$ 202,065